Summary of Restricted Stock Activity (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance	10,615	24,548	38,481
Number of shares, issued	0	0	0
Number of shares, vested	(3,980)	(13,933)	(13,933)
Number of shares, forfeited	(6,635)
Number of shares, ending balance		10,615	24,548
Weighted average grant-date fair value, beginning balance	$ 0.82	$ 0.82	$ 0.82
Weighted average grant-date fair value, issued	$ 0	$ 0	$ 0
Weighted average grant-date fair value, vested	$ 0.75	$ 0.75	$ 0.75
Weighted average grant-date fair value, forfeited	$ 0.82
Weighted average grant-date fair value, ending balance		$ 0.82	$ 0.82